UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21673

                    THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2005

                     Date of reporting period: May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - GLOBAL REAL ESTATE INVESTMENT PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                         Shares      U.S $ Value
COMMON STOCKS-95.5%

Foreign Investments - 53.3%

Australia - 10.3%
Centro Properties Group                                        201,467    $     843,545
DB RREEF Trust                                                 941,100          972,467
General Property Group                                         550,100        1,464,923
ING Industrial Fund                                            597,311          969,568
Macquarie CountryWide Trust                                  1,595,426        2,377,260
Macquarie Goodman Group                                        327,000          987,933
Multiplex Group                                                137,055          265,005
Stockland                                                      298,672        1,244,279
Valad Property Group                                           887,000          884,255
Westfield Group                                                569,164        7,210,027
                                                                          -------------
                                                                             17,219,262
                                                                          -------------
Canada - 8.8%
Boardwalk Real Estate Investment Trust                          46,600          725,805
Brookfield Properties Corp.                                     78,600        2,063,250
Canadian Apartment Properties Real Estate Investment Trust      58,400          686,265
Canadian Real Estate Investment Trust                           91,200        1,433,537
Cominar Real Estate Investment Trust                            56,500          807,979
Dundee Real Estate Investment Trust                             24,300          511,090
H&R Real Estate Investment Trust                                78,800        1,211,004
InnVest Real Estate Investment Trust                            57,000          544,933
O&Y Real Estate Investment Trust                                85,500        1,098,040
Primaris Retail Real Estate Invetment Trust                     91,100        1,055,285
RioCan Real Estate Investment Trust                            180,200        2,799,474
Summit Real Estate Investment Trust                            112,700        1,824,462
                                                                          -------------
                                                                             14,761,124
                                                                          -------------
Finland - 0.9%
Sponda Oyj                                                     153,280        1,446,705
                                                                          -------------
France - 7.6%
Gecina SA                                                       32,900        3,989,796
Klepierre                                                       30,100        2,834,021
Unibail                                                         46,018        5,848,620
                                                                          -------------
                                                                             12,672,437
                                                                          -------------
Hong Kong - 6.5%
Henderson Land Development Co., Ltd.                           573,000        2,606,275
Kerry Properties, Ltd.                                       1,248,000        2,746,644
Sun Hung Kai Properties, Ltd.                                  578,600        5,506,558
                                                                          -------------
                                                                             10,859,477
                                                                          -------------
Italy - 0.5%
Beni Stabili S.p.A.                                            778,050          747,206
                                                                          -------------

Japan - 3.0%
Japan Retail Fund Investment                                       195        1,585,354
Mitsui Fudosan Co., Ltd.                                       189,000        2,103,854
Nippon Building Fund, Inc.                                         146        1,329,353
                                                                          -------------
                                                                              5,018,561
                                                                          -------------
Netherlands - 2.9%
Eurocommercial Properties NV                                    14,500          492,924
Rodamco Europe NV                                               44,850        3,450,350
Wereldhave N.V.                                                  8,900          907,007
                                                                          -------------
                                                                              4,850,281
                                                                          -------------
Singapore - 3.5%
Ascendas Real Estate Investment Trust                        2,430,425        3,160,385
CapitaMall Trust                                             1,911,000        2,726,922
                                                                          -------------
                                                                              5,887,307
                                                                          -------------
Spain - 0.5%
Inmobiliaria Colonial, S.A.                                     17,600          911,138
                                                                          -------------
United Kingdom - 8.8%
British Land Co. Plc                                           133,300        2,108,944
Brixton Plc                                                    104,000          695,552
Capital & Regional Plc                                         109,200        1,546,459
Derwent Valley Holdings Plc                                     49,710        1,037,259
Hammerson Plc                                                  107,600        1,774,811
Land Securities Group Plc                                      169,930        4,408,136
Liberty International Plc                                       60,000        1,066,877
Slough Estates Plc                                             225,950        2,110,937
                                                                          -------------
                                                                             14,748,975
                                                                          -------------
Total Foreign Investments
(cost $76,908,344)                                                           89,122,473
                                                                          -------------

United States Investments - 42.2%

Real Estate Investment Trusts - 41.7%
Apartments - 6.5%
Archstone Smith Trust                                           68,700        2,529,534
Camden Property Trust                                           35,200        1,816,672
Equity Residential                                              87,200        3,130,480
Essex Property Trust, Inc.                                      15,900        1,272,000
United Dominion Realty Trust, Inc.                              93,000        2,143,650
                                                                          -------------
                                                                             10,892,336
                                                                          -------------
Diversified - 2.5%
iStar Financial, Inc.                                           40,100        1,680,190
Vornado Realty Trust                                            31,200        2,455,440
                                                                          -------------
                                                                              4,135,630
                                                                          -------------
Healthcare - 0.4%
Windrose Medical Properties Trust                               50,300          658,930
                                                                          -------------

Industrial - 4.6%
EastGroup Properties, Inc.                                      43,400        1,767,248
First Industrial Realty Trust, Inc.                             21,600          838,080
ProLogis                                                       122,400        4,998,816
                                                                          -------------
                                                                              7,604,144
                                                                          -------------
Lodging - 4.6%
Host Marriott Corp.                                            210,000        3,517,500
Lasalle Hotel Properties                                        34,600        1,069,140
Starwood Hotels & Resorts Worldwide, Inc.                       36,200        2,026,114
Sunstone Hotel Investors, Inc.                                  48,400        1,113,684
                                                                          -------------
                                                                              7,726,438
                                                                          -------------
Office - 7.9%
Alexandria Real Estate Equities, Inc.                           40,500        2,806,650
Arden Realty, Inc.                                              23,800          816,340
Boston Properties, Inc.                                         35,900        2,398,120
CarrAmerica Realty Corp.                                        12,100          418,297
Corporate Office Properties Trust                               62,900        1,756,797
Equity Office Properties Trust                                  22,400          727,776
Mack-Cali Realty Corp.                                          24,000        1,058,160
Maguire Properties, Inc.                                        46,900        1,226,435
Prentiss Properties Trust                                       28,400          979,800
Reckson Associates Realty Corp.                                 19,900          628,641
SL Green Realty Corp.                                            5,300          328,335
                                                                          -------------
                                                                             13,145,351
                                                                          -------------
Office - Industrial Mix - 1.6%
Duke Realty Corp.                                               74,900        2,312,163
Glenborough Realty Trust, Inc.                                  18,900          381,969
                                                                          -------------
                                                                              2,694,132
                                                                          -------------
Regional Malls - 6.6%
General Growth Properties, Inc.                                 79,500        3,094,935
Pennsylvania Real Estate Investment Trust                       12,800          563,200
Simon Property Group, Inc.                                      71,700        4,927,224
The Macerich Co.                                                12,800          806,784
The Mills Corp.                                                 27,400        1,574,952
                                                                          -------------
                                                                             10,967,095
                                                                          -------------
Self Storage - 1.1%
Public Storage, Inc.                                            31,700        1,906,121
                                                                          -------------
Shopping Centers - 5.9%
Developers Diversified Realty Corp.                             93,100        4,245,360
Kimco Realty Corp.                                              27,300        1,576,848
Pan Pacific Retail Properties, Inc.                             16,500        1,053,525
Regency Centers Corp.                                           34,100        1,904,485
Saul Centers, Inc.                                               9,200          304,980
Tanger Factory Outlet Centers, Inc.                             32,900          796,509
                                                                          -------------
                                                                              9,881,707
                                                                          -------------

                                                                             69,611,884
                                                                          -------------

Consumer Services - 0.5%
Restaurants & Lodging - 0.5%
Hilton Hotels Corp.                                             33,100          802,013
                                                                          -------------
Total United States Investments
(cost $60,637,293)                                                           70,413,897
                                                                          -------------
Total Common Stocks
(cost $137,545,637)                                                         159,536,370
                                                                          -------------

                                                             Principal
                                                                Amount
                                                                  (000)
SHORT-TERM INVESTMENT-3.9%
Time Deposit - 3.9%
State Street Euro Dollar
2.35%, 6/01/05
(cost $6,558,000)                                            $   6,558        6,558,000

Total Investments - 99.4%
(cost $144,103,637)                                                       $ 166,094,370
Other assets less liabilities - 0.6%                                            965,779
                                                                          -------------
Net Assets - 100%                                                         $ 167,060,149
                                                                          =============

SECTOR/INDUSTRY BREAKDOWN*

          54.2% Diversified
           9.3% Office
           7.0% Apartments
           6.6% Regional Malls
           5.9% Shopping Centers
           4.7% Lodging
           4.6% Industrial
           1.6% Office- Industrial Mix
           1.1% Self Storage
           0.5% Restaurants & Lodging
           0.4% Healthcare
           0.2% Engineering & Construction

           3.9% Short-Term Investments


* All data as of May 31, 2005. The Fund's sector/industry breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The sector/industry classifications presented herein are based on the sector/industry categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

                                                 Principal
                                                    Amount
                                                      (000)       U.S $ Value
CORPORATE DEBT OBLIGATIONS-95.5%
Aerospace/Defense-1.4%
DRS Technologies, Inc.
6.875%, 11/01/13                                        80            $81,600
L-3 Communications Corp.
5.875%, 1/15/15                                        100             96,500
Sequa Corp.
9.00%, 8/01/09                                          55             59,675
TransDigm, Inc.
8.375%, 7/15/11                                        115            119,600
                                                                 -------------
                                                                      357,375
                                                                 -------------
Automotive-2.7%
Affinia Group, Inc.
9.00%, 11/30/14(a)                                      45             36,900
Asbury Automotive Group, Inc.
8.00%, 3/15/14                                          60             57,150
Ford Motor Co.
7.45%, 7/16/31                                         125            104,534
Ford Motor Credit Co.
4.95%, 1/15/08                                         105             99,534
HLI Operating Co., Inc.
10.50%, 6/15/10                                        145            140,650
Keystone Automotive Operations, Inc.
9.75%, 11/01/13                                        125            122,500
TRW Automotive, Inc.
9.375%, 2/15/13                                         65             70,200
11.00%, 2/15/13                                         55             60,225
                                                                 -------------
                                                                      691,693
                                                                 -------------
Broadcasting/Media-1.4%
Allbritton Communications Co.
7.75%, 12/15/12                                         95             93,100
Corus Entertainment, Inc. (Canada)
8.75%, 3/01/12                                          70             75,075
Paxson Communications Corp.
10.75%, 7/15/08                                         80             78,400
12.25%, 1/15/09                                         70             64,750
Radio One, Inc. Series B
8.875%, 7/01/11                                         50             53,625
                                                                 -------------
                                                                      364,950
                                                                 -------------

Building/Real Estate-2.8%
D.R. Horton, Inc.
4.875%, 1/15/10                                        100             98,142
KB HOME
6.375%, 8/15/11                                        100            102,916
M/I Homes, Inc.
6.875%, 4/01/12(a)                                     135            128,925
Meritage Homes Corp.
6.25%, 3/15/15(a)                                      145            135,575
WCI Communities, Inc.
6.625%, 3/15/15(a)                                      90             81,675
William Lyon Homes, Inc.
10.75%, 4/01/13                                        150            159,750
                                                                 -------------
                                                                      706,983
                                                                 -------------
Cable-9.8%
Cablevision Systems Corp. Series B
8.00%, 4/15/12                                         260            273,325
Charter Communications Holdings
11.75%, 5/15/11                                        785            508,287
CSC Holdings, Inc.
6.75%, 4/15/12(a)                                      205            208,587
DirecTV Holdings LLC
8.375%, 3/15/13                                         75             83,063
EchoStar DBS Corp.
6.375%, 10/01/11                                        70             70,700
Inmarsat Finance Plc (United Kingdom)
7.625%, 6/30/12                                        150            156,000
10.375%, 11/15/12                                      105             77,700
Innova S. de R.L. (Mexico)
9.375%, 9/19/13                                        150            166,500
Insight Communications Co., Inc.
12.25%, 2/15/11(b)                                     150            149,625
Insight Midwest L.P.
9.75%, 10/01/09                                        100            104,250
Intelsat Bermuda Ltd. (Bermuda)
7.805%, 1/15/12 (a)                                     35             35,525
8.625%, 1/15/15 (a)                                    130            133,412
PanAmSat Corp.
9.00%, 8/15/14                                         135            146,813
PanAmSat Holding Corp.
10.375%, 11/01/14(a)(b)                                345            236,325
Rogers Cable, Inc. (Canada)
6.75%, 3/15/15                                         125            125,000
                                                                 -------------
                                                                    2,475,112
                                                                 -------------
Chemicals-2.1%
Equistar Chemicals L.P.
10.125%, 9/01/08                                       175            189,875
Huntsman Advanced Materials LLC
11.00%, 7/15/10(a)                                      80             91,200
Huntsman International LLC
9.875%, 3/01/09                                         80             85,600
Quality Distribution LLC
9.00%, 11/15/10                                        185            170,200
                                                                 -------------
                                                                      536,875
                                                                 -------------

Communications - Fixed-5.9%
Cincinnati Bell, Inc.
8.375%, 1/15/14                                        190            188,100
Citizens Communications Co.
6.25%, 1/15/13                                         145            139,925
Eircom Funding (Ireland)
8.25%, 8/15/13                                         125            131,250
Hawaiian Telcom Communications, Inc.
9.75%, 5/01/13 (a)                                      85             88,294
12.50%, 5/01/15 (a)                                     80             83,200
MCI, Inc.
6.688%, 5/01/09                                         75             78,562
Qwest Capital Funding, Inc.
7.25%, 2/15/11                                         200            185,500
Qwest Communications International, Inc.
7.50%, 2/15/14(a)                                       50             48,250
Qwest Corp.
8.875%, 3/15/12(a)                                     100            108,500
Qwest Services Corp.
13.50%, 12/15/10(a)                                    245            279,300
Valor Telecom Enterprise
7.75%, 2/15/15(a)                                      150            145,875
                                                                 -------------
                                                                    1,476,756
                                                                 -------------
Communications - Mobile-3.1%
American Cellular Corp. Series B
10.00%, 8/01/11                                        110            107,250
Nextel Communications, Inc.
5.95%, 3/15/14                                          70             71,575
6.875%, 10/31/13                                       130            138,125
Nextel Partners, Inc.
8.125%, 7/01/11                                         65             70,687
Rogers Wireless Communications, Inc. (Canada)
7.25%, 12/15/12                                        100            107,000
Rural Cellular Corp.
9.75%, 1/15/10                                         120            106,200
Triton PCS, Inc.
8.50%, 6/01/13                                          95             85,025
8.75%, 11/15/11                                         70             46,900
9.375%, 2/01/11                                         70             47,600
                                                                 -------------
                                                                      780,362
                                                                 -------------
Consumer Manufacturing-2.8%
Broder Brothers Series B
11.25%, 10/15/10                                        80             82,500
Jostens IH Corp.
7.625%, 10/01/12                                        95             90,962
K2, Inc.
7.375%, 7/01/14                                         85             88,400
Levi Strauss & Co.
7.73%, 4/01/12(a)                                      100             92,750
North Atlantic Holding, Inc.
12.25%, 3/01/14(b)                                     125             28,125
Playtex Products, Inc.
8.00%, 3/01/11                                          85             90,950
Spectrum Brands, Inc.
7.375%, 2/01/15(a)                                     245            238,875
                                                                 -------------
                                                                      712,562
                                                                 -------------

Diversified Media-4.9%
American Media Operations, Inc.
8.875%, 1/15/11                                         30             30,600
10.25%, 5/01/09                                         85             87,550
Dex Media East LLC
9.875%, 11/15/09                                        25             27,688
12.125%, 11/15/12                                       80             95,800
Dex Media West LLC Series B
8.50%, 8/15/10                                          40             43,700
9.875%, 8/15/13                                        155            177,087
Dex Media, Inc.
8.00%, 11/15/13                                        120            127,500
PRIMEDIA, Inc.
8.00%, 5/15/13                                          70             70,175
8.875%, 5/15/11                                        105            110,250
Rainbow National Services LLC
8.75%, 9/01/12 (a)                                     105            115,369
10.375%, 9/01/14 (a)                                   100            114,000
WMG Holdings Corp.
9.50%, 12/15/14(a)                                     340            227,800
                                                                 -------------
                                                                    1,227,519
                                                                 -------------
Energy-4.5%
Amerada Hess Corp.
7.30%, 8/15/31                                         155            180,286
Chesapeake Energy Corp.
7.75%, 1/15/15                                         140            151,550
Grant Prideco, Inc.
9.00%, 12/15/09                                         75             82,500
Hilcorp Energy
10.50%, 9/01/10(a)                                     210            231,000
Kerr-Mcgee Corp.
6.875%, 9/15/11                                        150            159,133
Premcor Refining Group, Inc.
9.50%, 2/01/13                                          70             79,975
Pride International, Inc.
7.375%, 7/15/14                                        110            120,725
Star Gas Partners L.P.
10.25%, 2/15/13                                        100             93,000
Universal Compression, Inc.
7.25%, 5/15/10                                          40             40,850
                                                                 -------------
                                                                    1,139,019
                                                                 -------------

Entertainment & Leisure-2.2%
Gaylord Entertainment Co.
8.00%, 11/15/13                                         80             83,000
NCL Corp. (Bermuda)
10.625%, 7/15/14(a)                                    145            147,900
Royal Caribbean Cruises, Ltd. (Liberia)
8.75%, 2/02/11                                         155            175,925
Universal City Development Partners
11.75%, 4/01/10                                        100            113,000
Universal City Florida Holdings Co.
8.375%, 5/01/10                                         30             30,900
                                                                 -------------
                                                                      550,725
                                                                 -------------
Financial-0.3%
Navistar International Corp.
6.25%, 3/01/12(a)                                       75             71,250
                                                                 -------------
Food/Beverage-1.6%
Del Monte Corp.
8.625%, 12/15/12                                       105            114,450
Dole Food Co., Inc.
8.625%, 5/01/09                                         50             53,000
8.875%, 3/15/11                                         45             47,925
Domino's, Inc.
8.25%, 7/01/11                                          90             94,500
Sbarro, Inc.
11.00%, 9/15/09                                         95             92,150
                                                                 -------------
                                                                      402,025
                                                                 -------------
Gaming-4.7%
Ameristar Casinos, Inc.
10.75%, 2/15/09                                         55             60,088
Argosy Gaming Co.
9.00%, 9/01/11                                          55             60,362
Boyd Gaming Corp.
7.75%, 12/15/12                                         35             37,187
9.25%, 8/01/09                                          30             31,538
Caesars Entertainment, Inc.
7.875%, 3/15/10                                        140            154,700
Harrah's Operating Co., Inc.
7.875%, 12/15/05                                        45             45,788
Mandalay Resort Group Series B
10.25%, 8/01/07                                        135            148,162
MGM MIRAGE
8.375%, 2/01/11                                        135            145,800
Mohegan Tribal Gaming Authority
7.125%, 8/15/14                                        135            137,869
Penn National Gaming, Inc.
6.875%, 12/01/11                                       120            122,400
Seneca Gaming Corp.
7.25%, 5/01/12                                         160            161,600
Turning Stone Casino Resort Enterprise
9.125%, 12/15/10(a)                                     80             83,200
                                                                 -------------
                                                                    1,188,694
                                                                 -------------

Health Care-6.1%
Concentra Operating Corp.
9.125%, 6/01/12                                         50             51,250
9.50%, 8/15/10                                          55             57,475
Coventry Health Care, Inc.
5.875%, 1/15/12                                         50             49,750
6.125%, 1/15/15                                         50             49,750
DaVita, Inc.
7.25%, 3/15/15(a)                                      170            170,850
Extendicare Health Services, Inc.
9.50%, 7/01/10                                          85             91,800
Genesis HealthCare Corp.
8.00%, 10/15/13                                         85             90,525
Hanger Orthopedic Group, Inc.
10.375%, 2/15/09                                       140            130,900
HCA, Inc.
6.375%, 1/15/15                                        185            188,564
Iasis Healthcare LLC
8.75%, 6/15/14                                         135            144,450
Select Medical Corp.
7.625%, 2/01/15(a)                                     210            207,375
Triad Hospitals, Inc.
7.00%, 11/15/13                                        150            151,875
Vanguard Health Holdings Co.
11.25%, 10/01/15(b)                                    235            164,500
                                                                 -------------
                                                                    1,549,064
                                                                 -------------
Hotel/Lodging-2.4%
Host Marriot L.P. Series G
9.25%, 10/01/07                                        150            162,187
Intrawest Corp. (Canada)
7.50%, 10/15/13                                         60             60,600
Kerzner International, Ltd. (Bahamas)
8.875%, 8/15/11                                         65             69,550
La Quinta Properties, Inc.
8.875%, 3/15/11                                        100            108,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12                                        110            123,063
Vail Resorts, Inc.
6.75%, 2/15/14                                          90             89,550
                                                                 -------------
                                                                      612,950
                                                                 -------------
Industrial-5.0%
AMSTED Industries, Inc.
10.25%, 10/15/11(a)                                     80             85,600
Case New Holland, Inc.
9.25%, 8/01/11(a)                                      170            179,350

Dayton Superior Corp.
10.75%, 9/15/08                                         45             45,675
13.00%, 6/15/09                                         65             54,600
Flowserve Corp.
12.25%, 8/15/10                                         85             91,162
Goodman Global Holding Co., Inc.
7.875%, 12/15/12(a)                                    145            130,500
National Waterworks, Inc. Series B
10.50%, 12/01/12                                        65             72,963
NMHG Holding Co.
10.00%, 5/15/09                                         55             58,300
Sensus Metering Systems, Inc.
8.625%, 12/15/13                                       175            162,750
Terex Corp. Series B
10.375%, 4/01/11                                       100            108,500
TriMas Corp.
9.875%, 6/15/12                                        160            129,600
Trinity Industries, Inc.
6.50%, 3/15/14                                         145            139,925
                                                                 -------------
                                                                    1,258,925
                                                                 -------------
Insurance-3.1%
Crum & Forster Holdings Corp.
10.375%, 6/15/13                                        60             64,200
Fairfax Financial Holdings, Ltd.
7.375%, 4/15/18                                        145            119,988
7.75%, 4/26/12                                         175            165,812
Liberty Mutual Group
5.75%, 3/15/14(a)                                      140            140,657
Markel Capital Trust I Series B
8.71%, 1/01/46                                         150            163,775
PXRE Capital Trust I
8.85%, 2/01/27                                         130            134,550
                                                                 -------------
                                                                      788,982
                                                                 -------------
Metals / Mining-2.7%
AK Steel Corp.
7.875%, 2/15/09                                        215            203,175
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/01/10                                        75             82,875
International Steel Group, Inc.
6.50%, 4/15/14                                          95             92,625
Ispat Inland ULC (Canada)
9.75%, 4/01/14                                         160            186,400
Peabody Energy Corp. Series B
6.875%, 3/15/13                                        110            115,500
                                                                 -------------
                                                                      680,575
                                                                 -------------
Non-Air Transportation-0.2%
Horizon Lines LLC
9.00%, 11/01/12(a)                                      55             57,819
                                                                 -------------

Paper/Packaging-5.4%
Anchor Glass Container Corp.
11.00%, 2/15/13                                         75             60,375
Crown European Holdings S.A. (France)
9.50%, 3/01/11                                         105            114,975
Georgia-Pacific Corp.
8.875%, 5/15/31                                         65             80,763
9.375%, 2/01/13                                        145            164,212
Graphic Packaging International Corp.
9.50%, 8/15/13                                         145            141,375
Jefferson Smurfit Corp.
8.25%, 10/01/12                                         80             78,600
NewPage Corp.
10.00%, 5/01/12(a)                                     140            136,850
Owens Brockway Glass Container
8.875%, 2/15/09                                        200            212,500
Pliant Corp.
11.125%, 9/01/09                                        35             33,775
13.00%, 6/01/10                                        190            152,000
Smurfit-Stone Container Corp.
9.75%, 2/01/11                                          60             63,450
Tekni-Plex, Inc. Series B
12.75%, 6/15/10                                         65             43,225
Vitro Envases Norteamerica S.A. (Mexico)
10.75%, 7/23/11(a)                                      80             77,800
                                                                 -------------
                                                                    1,359,900
                                                                 -------------
Retail-0.7%
Duane Reade, Inc.
9.75%, 8/01/11                                         120             92,400
JC Penney Co., Inc.
8.00%, 3/01/10                                          75             82,500
                                                                 -------------
                                                                      174,900
                                                                 -------------
Services-3.5%
Allied Waste North America, Inc.
6.375%, 4/15/11                                        115            109,825
8.875%, 4/01/08                                         90             94,050
Service Corp. International
6.50%, 3/15/08                                         105            107,363
7.70%, 4/15/09                                         110            116,187
Stewart Enterprises, Inc.
6.25%, 2/15/13(a)                                      115            111,837
United Rentals North America, Inc.
6.50%, 2/15/12                                         125            122,969
Williams Scotsman, Inc.
9.875%, 6/01/07                                        225            221,625
                                                                 -------------
                                                                      883,856
                                                                 -------------

Supermarket/Drug-1.6%
Couche-Tard
7.50%, 12/15/13                                         80             83,200
Rite Aid Corp.
11.25%, 7/01/08                                         80             84,200
Roundy's, Inc. Series B
8.875%, 6/15/12                                         65             66,950
Stater Bros. Holdings, Inc.
8.125%, 6/15/12                                        165            160,463
                                                                 -------------
                                                                      394,813
                                                                 -------------
Technology-2.8%
Amkor Technology, Inc.
7.75%, 5/15/13                                          85             69,488
Celestica, Inc. (Canada)
7.875%, 7/01/11                                        180            187,200
Flextronics International, Ltd. (Singapore)
6.50%, 5/15/13                                         145            147,537
Lucent Technologies, Inc.
6.45%, 3/15/29                                          30             25,950
6.50%, 1/15/28                                          45             38,700
Nortel Networks Corp. (Canada)
6.875%, 9/01/23                                         75             67,875
Telcordia Technologies, Inc.
10.00%, 3/15/13(a)                                      75             65,625
Unisys Corp.
6.875%, 3/15/10                                         95             93,100
                                                                 -------------
                                                                      695,475
                                                                 -------------
Utilities-11.8%
Allegheny Energy, Inc.
7.75%, 8/01/05                                         105            105,577
Aquila, Inc.
11.875%, 7/01/12                                        75             97,313
Calpine Corp.
8.50%, 7/15/10(a)                                      150            108,750
DPL Capital Trust II
8.125%, 9/01/31                                        125            146,902
DPL, Inc.
6.875%, 9/01/11                                        105            112,350
Dynegy Holdings, Inc.
10.125%, 7/15/13(a)                                    185            205,350
Dynegy-Roseton Danskammer Series B
7.67%, 11/08/16                                        125            117,812
Enterprise Products Operating L.P. Series B
5.60%, 10/15/14                                        145            148,169
FirstEnergy Corp. Series B
6.45%, 11/15/11                                        185            201,157
Northwest Pipelines Corp.
8.125%, 3/01/10                                         65             70,688
NRG Energy, Inc.
8.00%, 12/15/13(a)                                     125            131,875
Ormat Funding Corp.
8.25%, 12/30/20                                        110            110,252
Reliant Energy, Inc.
6.75%, 12/15/14                                        100             95,250

9.50%, 7/15/13                                         125            136,250
SEMCO Energy, Inc.
7.125%, 5/15/08                                         20             20,304
7.75%, 5/15/13                                          30             31,179
Southern Natural Gas Co.
7.35%, 2/15/31                                          90             94,305
8.875%, 3/15/10                                         75             81,691
TECO Energy, Inc.
7.00%, 5/01/12                                          95             99,512
6.75%, 5/01/15 (a)                                     120            122,700
Texas Genco LLC
6.875%, 12/15/14(a)                                     85             87,338
The AES Corp.
9.00%, 5/15/15(a)                                       50             56,000
The Williams Cos., Inc.
7.625%, 7/15/19                                        215            237,575
7.875%, 9/01/21                                        215            238,650
TXU Corp.
4.80%, 11/15/09(a)                                     125            121,809
                                                                 -------------
                                                                    2,978,758
                                                                 -------------
Total Corporate Debt Obligations
(cost $23,952,413)                                                 24,117,917

NON CONVERTIBLE PREFERRED STOCKS-0.2%               Shares
Broadcasting/Media-0.2%
Paxson Communications Corp.
14.25%, 11/15/06
(cost $66,000)                                          10             65,500
                                                                 -------------

                                                 Principal
                                                    Amount
                                                     (000)
SHORT-TERM INVESTMENT-11.0%
Time Deposit-11.0%
State Street Euro Dollar
2.35%, 6/01/05
(cost $2,770,000)                                    2,770          2,770,000
                                                                 -------------

Total Investments-106.7%
(cost $26,788,413)                                                 26,953,417
Other assets less liabilities-(6.7%)                               (1,697,657)
                                                                 -------------
Net Assets-100%                                                  $ 25,255,760
                                                                 =============

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate market value of these securities amounted to $5,361,772 or 21.2% of net assets.

(b) Indicates securities that have a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

Please Note: The Industry classifications presented herein are based on the industry categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INFLATION PROTECTED SECURITIES PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

                                                                         Principal
                                                                            Amount
                                                                             (000)      U.S $ Value
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-98.6%
U.S. Treasury Notes-96.0%
1.875%, 7/15/13                                                              2,815     $  2,889,068
2.00%, 7/15/14                                                               3,527        3,649,679
3.00%, 7/15/12                                                               3,740        4,139,725
3.375%, 1/15/07 - 1/15/12                                                    3,339        3,625,997
3.50%, 1/15/11                                                               2,726        3,045,778
3.625%, 1/15/08                                                              2,614        2,786,956
3.875%, 1/15/09                                                              3,488        3,823,932
4.25%, 1/15/10                                                               3,969        4,503,247
                                                                                       -------------
                                                                                         28,464,382
                                                                                       -------------
U.S. Treasury Bonds-2.6%
3.625%, 4/15/28                                                                579          779,771
                                                                                       -------------

Total U.S. Government & Government Sponsored Agency Obligations
(cost $29,432,467)                                                                       29,244,153
                                                                                       -------------
Short-Term Investment-2.9%
Time Deposit-2.9%
State Street Euro Dollar
2.35%, 6/01/05
(cost $858,000)                                                                858          858,000
                                                                                       -------------
Total Investments-101.5%
(cost $30,290,467)                                                                       30,102,153
Other assets less liabilities-(1.5%)                                                       (442,884)
                                                                                       -------------
Net Assets-100%                                                                        $ 29,659,269
                                                                                       =============

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERMEDIATE DURATION BOND PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

                                                                                         Principal
                                                                                            Amount
                                                                                             (000)      U.S. $ Value
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-55.1%
Federal National Mortgage Association-31.4%
      4.50%, TBA                                                                 U.S $   $  21,000     $  20,901,552
      5.00%, TBA                                                                            13,980        13,966,887
      5.50%, TBA                                                                            26,570        27,114,833
      6.00%, TBA                                                                            27,365        28,117,538
      6.50%, TBA                                                                            19,200        19,944,000
                                                                                                       --------------
                                                                                                         110,044,810
                                                                                                       --------------
Government National Mortgage Association-3.3%
      5.00%, TBA                                                                             6,925         6,972,609
      6.00%, TBA                                                                             4,370         4,512,025
                                                                                                       --------------
                                                                                                          11,484,634
                                                                                                       --------------
U.S. Treasury Notes-16.8%
      3.75%, 3/31/07 (a)                                                                    51,035        51,174,530
      3.875%, 5/15/10 (a)                                                                      735           739,020
      4.00%, 2/15/15 (a)                                                                     7,020         7,003,545
                                                                                                       --------------
                                                                                                          58,917,095
                                                                                                       --------------
U.S. Treasury Bond-3.6%
      5.375%, 2/15/31 (a)                                                                   10,850        12,565,656
                                                                                                       --------------
      Total U.S. Government & Government Sponsored Agency Obligations
      (cost $192,489,335)                                                                                193,012,195
                                                                                                       --------------
CORPORATE DEBT OBLIGATIONS-20.5%
Automotive-0.8%
      Ford Motor Co.
      7.45%, 7/16/31 (a)                                                                       475           397,229
      Ford Motor Credit Co.
      5.70%, 1/15/10 (a)                                                                       115           104,621
      7.375%, 10/28/09 (a)                                                                     975           943,131
      General Motors Acceptance Corp.
      6.75%, 12/01/14 (a)                                                                      235           199,322
      6.875%, 9/15/11 (a)                                                                      800           697,675
      7.75%, 1/19/10 (a)                                                                       630           594,504
                                                                                                       --------------
                                                                                                           2,936,482
                                                                                                       --------------
Banking-2.5%
      HSBC Finance Corp.
      4.75%, 4/15/10 (a)                                                                     1,570         1,587,121
      JPMorgan Chase & Co.
      6.75%, 2/01/11 (a)                                                                     1,115         1,235,530
      Mizuho Financial Group
      (Cayman Islands)
      8.375%, 4/27/09 (a)                                                                    4,800         5,206,560

      The Chuo Mitsui Trust & Banking Co., Ltd. (Japan)
      5.506%, 12/29/49 (a)(b)                                                                  345           329,828
      Wells Fargo & Co.
      4.20%, 1/15/10 (a)                                                                       510           507,947
                                                                                                       --------------
                                                                                                           8,866,986
                                                                                                       --------------
Broadcasting/Media-0.9%
      News America, Inc.
      6.55%, 3/15/33 (a)                                                                       815           880,722
      Time Warner Entertainment Co.
      8.375%, 3/15/23 (a)                                                                    1,340         1,713,012
      WPP Finance Corp.
      (United Kingdom)
      5.875%, 6/15/14 (a)                                                                      465           489,771
                                                                                                       --------------
                                                                                                           3,083,505
                                                                                                       --------------
Cable-0.8%
      British Sky Broadcasting Group Plc (United Kingdom)
      6.875%, 2/23/09 (a)                                                                      245           262,954
      Comcast Cable Communications, Inc.
      6.875%, 6/15/09 (a)                                                                    1,360         1,479,834
      Comcast Corp.
      5.30%, 1/15/14 (a)                                                                       575           591,546
      Cox Communications, Inc.
      4.625%, 6/01/13 (a)                                                                      345           332,594
                                                                                                       --------------
                                                                                                           2,666,928
                                                                                                       --------------
Chemicals-0.5%
      Eastman Chemical Co.
      7.00%, 4/15/12 (a)                                                                     1,500         1,713,121
                                                                                                       --------------
Communications-2.1%
      British Telecommunications Plc (United Kingdom)
      8.375%, 12/15/10 (a)                                                                   1,230         1,453,683
      Comcast Cable Communications Holdings, Inc.
      8.375%, 3/15/13 (a)                                                                      940         1,151,486
      SBC Communications, Inc.
      5.625%, 6/15/16 (a)                                                                    1,620         1,693,004
      Sprint Capital Corp.
      8.375%, 3/15/12 (a)                                                                    1,440         1,726,957
      Telecom Italia Capital (Italy)
      4.00%, 1/15/10 (a)(b)                                                                  1,360         1,320,130
      Verizon Global Funding Corp.
      7.75%, 12/01/30 (a)                                                                      100           127,591
                                                                                                       --------------
                                                                                                           7,472,851
                                                                                                       --------------
Communications - Mobile-0.7%
      New Cingular Wireless Services, Inc.
      8.75%, 3/01/31 (a)                                                                     1,110         1,541,611
      Telus Corp.
      7.50%, 6/01/07 (a)                                                                       815           864,370
                                                                                                       --------------
                                                                                                           2,405,981
                                                                                                       --------------


Conglomerate/Miscellaneous-0.3%
      Hutchison Whampoa International, Ltd. (Cayman Islands)
      7.45%, 11/24/33 (a)(b)                                                                   950         1,112,560
                                                                                                       --------------
Consumer Manufacturing-0.2%
      Fortune Brands, Inc.
      2.875%, 12/01/06 (a)                                                                     525           515,022
                                                                                                       --------------
Energy-1.2%
      Amerada Hess Corp.
      6.65%, 8/15/11 (a)                                                                     1,130         1,230,234
      7.30%, 8/15/31 (a)                                                                     1,160         1,349,233
      Conoco, Inc.
      6.95%, 4/15/29 (a)                                                                       550           678,945
      Valero Energy Corp.
      7.50%, 4/15/32 (a)                                                                       810           967,352
                                                                                                       --------------
                                                                                                           4,225,764
                                                                                                       --------------
Financial-3.5%
      American General Finance Corp.
      4.625%, 5/15/09 (a)                                                                    1,115         1,120,748
      Berkshire Hathaway Finance Corp.
      4.20%, 12/15/10 (a)                                                                      820           810,938
      Boeing Capital Corp.
      6.50%, 2/15/12 (a)                                                                       205           228,195
      Capital One Financial Corp.
      4.80%, 2/21/12 (a)                                                                       665           655,410
      CIT Group, Inc.
      7.75%, 4/02/12 (a)                                                                       195           228,177
      Citigroup, Inc.
      5.00%, 9/15/14 (a)                                                                       675           688,197
      Countrywide Home Loans, Inc.
      4.00%, 3/22/11 (a)                                                                       860           828,521
      Donaldson, Lufkin & Jenrette, Inc.
      4.125%, 1/15/10 (a)                                                                    1,265         1,251,948
      General Electric Capital Corp.
      4.00%, 2/17/09 (a)                                                                     2,055         2,032,905
      4.375%, 11/21/11 (a)                                                                     610           609,030
      iStar Financial, Inc.
      6.00%, 12/15/10 (a)                                                                      715           741,115
      MBNA Corp.
      4.625%, 9/15/08 (a)                                                                      685           685,266
      The Goldman Sachs Group, Inc.
      4.75%, 7/15/13 (a)                                                                       510           507,730
      5.125%, 1/15/15 (a)                                                                      410           417,018
      Washington Mutual Finance Corp.
      6.875%, 5/15/11 (a)                                                                    1,405         1,580,212
                                                                                                       --------------
                                                                                                          12,385,410
                                                                                                       --------------
Food/Beverage-0.7%
      Kraft Foods, Inc.
      4.125%, 11/12/09 (a)                                                                   1,455         1,437,826
      5.25%, 10/01/13 (a)                                                                      780           807,599
                                                                                                       --------------
                                                                                                           2,245,425
                                                                                                       --------------

Healthcare-0.6%
      Humana, Inc.
      6.30%, 8/01/18 (a)                                                                       625           673,773
      WellPoint, Inc.
      3.75%, 12/14/07 (a)                                                                      205           202,566
      4.25%, 12/15/09 (a)                                                                    1,150         1,142,962
                                                                                                       --------------
                                                                                                           2,019,301
                                                                                                       --------------
Industrial-0.4%
      Tyco International Group SA
      (Luxembourg)
      6.375%, 10/15/11 (a)                                                                   1,200         1,316,673
                                                                                                       --------------
Insurance-0.9%
      Assurant, Inc.
      5.625%, 2/15/14 (a)                                                                      540           567,200
      Liberty Mutual Group
      5.75%, 3/15/14 (a)(b)                                                                    520           522,439
      Royal & Sun Alliance Insurance Group Plc (United Kingdom)
      8.95%, 10/15/29 (a)                                                                      635           805,351
      Zurich Capital Trust I
      8.376%, 6/01/37 (a)(b)                                                                 1,235         1,349,972
                                                                                                       --------------
                                                                                                           3,244,962
                                                                                                       --------------
Paper/Packaging-0.5%
      International Paper Co.
      5.30%, 4/01/15 (a)                                                                       730           736,065
      Weyerhaeuser Co.
      7.375%, 3/15/32 (a)                                                                      930         1,085,668
                                                                                                       --------------
                                                                                                           1,821,733
                                                                                                       --------------
Petroleum Products-0.1%
      Tengizchevroil Finance Co. (Kazakhstan)
      6.124%, 11/15/14 (a)(b)                                                                  380           383,800
                                                                                                       --------------
Public Utilities - Electric & Gas-2.7%
      Alabama Power Capital Trust V
      5.50%, 10/01/42 (a)                                                                      700           721,761
      Carolina Power & Light Co.
      6.50%, 7/15/12 (a)                                                                       825           904,696
      CE Electric UK Funding Co. (United Kingdom)
      6.995%, 12/30/07 (a)(b)                                                                  700           735,867
      Consumers Energy Co.
      4.25%, 4/15/08 (a)                                                                       405           404,461
      Duke Capital LLC
      5.668%, 8/15/14 (a)                                                                      900           930,914
      FirstEnergy Corp.
      6.45%, 11/15/11 (a)                                                                      370           402,314
      7.375%, 11/15/31 (a)                                                                   1,145         1,387,876
      MidAmerican Energy Holdings Co.
      5.875%, 10/01/12 (a)                                                                     475           503,008
      NiSource Finance Corp.
      7.875%, 11/15/10 (a)                                                                     420           487,966
      Pacific Gas & Electric Co.
      6.05%, 3/01/34 (a)                                                                       915         1,005,944

      Public Service Co. of Colorado
      7.875%, 10/01/12 (a)                                                                     375           451,769
      Southern California Edison Co.
      5.00%, 1/15/16 (a)                                                                       115           117,312
      SPI Electricity & Gas Australia Holdings Pty Ltd. (Australia)
      6.15%, 11/15/13 (a)(b)                                                                   645           702,266
      Xcel Energy, Inc.
      7.00%, 12/01/10 (a)                                                                      630           700,963
                                                                                                       --------------
                                                                                                           9,457,117
                                                                                                       --------------
Public Utilities - Telephone-0.4%
      Telecom Italia Capital (Italy)
      6.375%, 11/15/33 (a)                                                                     760           810,877
      Verizon, Inc.
      6.125%, 1/15/13 (a)                                                                      535           569,011
                                                                                                       --------------
                                                                                                           1,379,888
                                                                                                       --------------
Service-0.3%
      Republic Services, Inc.
      6.086%, 3/15/35 (a)(b)                                                                   275           286,866
      Waste Management, Inc.
      6.875%, 5/15/09 (a)                                                                      725           784,596
                                                                                                       --------------
                                                                                                           1,071,462
                                                                                                       --------------
Supermarket/Drug-0.3%
      Albertson's, Inc.
      7.45%, 8/01/29 (a)                                                                       545           598,393
      Safeway, Inc.
      5.625%, 8/15/14 (a)                                                                      495           508,001
                                                                                                       --------------
                                                                                                           1,106,394
                                                                                                       --------------
Technology-0.1%
      IBM Corp.
      4.375%, 6/01/09 (a)                                                                      245           247,098
      Motorola, Inc.
      7.625%, 11/15/10 (a)                                                                     195           221,846
                                                                                                       --------------
                                                                                                             468,944
                                                                                                       --------------
      Total Corporate Debt Obligations
      (cost $71,675,750)                                                                                  71,900,309

COMMERCIAL MORTGAGE BACKED SECURITIES-8.4%
      Banc of America Commercial Mortgage, Inc. Series 2004-3 Cl.A5
      5.3051%, 6/10/39 (a)                                                                   3,000         3,167,100
      Series 2004-6 Cl.A2
      4.161%, 12/10/42 (a)                                                                   2,500         2,482,000
      Series 2005-1 Cl.A3
      4.877%, 11/10/42 (a)                                                                   3,500         3,578,225
      Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PWR7 Cl.A3
      5.116%, 2/11/41 (a)                                                                    2,500         2,589,387
      Series 2005-T18 Cl.A4
      4.933%, 2/13/42 (a)                                                                    2,500         2,550,800
      JP Morgan Chase Commercial Mortgage Security Series 2004-C1 Cl.A2
      4.302%, 1/15/38 (a)                                                                    1,720         1,706,171
      4.625%, 3/15/46 (a)                                                                    3,100         3,128,427


      LB-UBS Commercial Mortgage Trust Series 2004-C7 Cl.A2
      3.992%, 10/15/29 (a)                                                                   2,500         2,468,575
      4.742%, 2/15/30 (a)                                                                    3,000         3,022,380
      Merrill Lynch Mortgage Trust
      Series 2004-KEY2 Cl.A2
      4.166%, 8/12/39 (a)                                                                    2,005         1,985,913
      Morgan Stanley Capital I
      Series 2005-HQ5 Cl.A4
      5.17%, 1/14/42 (a)                                                                     2,500         2,597,950
                                                                                                       --------------
      Total Commercial Mortgage Backed Securities
      (cost $29,147,027)                                                                                  29,276,928
                                                                                                       --------------
SOVEREIGN DEBT SECURITIES-3.7%
Sovereign-3.7%
      Japan Development Bank
      1.60%, 6/20/14 (a)                                                           JPY     740,000         7,101,545
      Russian Federation
      5.00%, 3/31/30 (a)                                                         U.S.$       1,770         1,938,150
      United Mexican States
      4.625%, 10/08/08 (a)                                                                   1,850         1,859,250
      7.50%, 1/14/12 (a)                                                                     1,650         1,872,750
                                                                                                       --------------
      (cost $12,807,792)                                                                                  12,771,695
                                                                                                       --------------
ASSET BACKED SECURITIES-0.9%
      Asset Backed Funding Certificates
      Series 2003-WF1 Cl.A2
      3.77%, 12/25/32 (a)                                                                    1,160         1,175,609
      Citibank Credit Card Issuance Trust
      Series 2004-A8 Cl.A8
      4.90%, 12/12/16 (a)                                                                    2,000         2,045,620
                                                                                                       --------------
      Total Asset Backed Securities
      (cost $3,220,448)                                                                                    3,221,229
                                                                                                       --------------
SHORT-TERM INVESTMENTS-45.1%
U.S. Treasury Bills-0.1%
      Zero coupon, 6/23/05                                                                     250           249,573
                                                                                                       --------------
Time Deposit-45.0%
      State Street Euro Dollar
      2.35%, 6/01/05                                                                       157,642       157,642,000
                                                                                                       --------------
      Total SHORT-TERM INVESTMENTS
      (cost $157,891,573)                                                                                157,891,573
                                                                                                       --------------
      Total Investments-133.7%
      (cost $467,231,925)                                                                                468,073,929
      Other assets less liabilities - (33.7%)                                                           (117,926,970)
                                                                                                       --------------
      Net Assets - 100%                                                                                $ 350,146,959
                                                                                                       --------------


FORWARD EXCHANGE CURRENCY CONTRACTS

                                                            U.S. $
                                               Cotract     Value on        U.S. $
                                               Amount     Origination     Current       Unrealized
                                                (000)        Date          Value       Depreciation
===================================================================================================
Sale Contracts
Japanese Yen,
   settling 6/06/05.....................       775,687    $7,188,946    $7,186,707       ($2,239)

(a) Positions, or portion thereof, with an aggregate market value of $188,652,913 have been segregated to collateralize open forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to quailified institutional buyers. At May 31, 2005, the aggregate market value of these securities amounted to $6,743,728 or 1.9% of net assets.

      Glossary:

      TBA - (To be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERNATIONAL GROWTH PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005  (unaudited)

Company                                                 Shares      U.S. $ Value

COMMON STOCKS-96.1%

Australia - 3.8%
Aristocrat Leisure, Ltd.                                97,384     $     767,749
Coles Myer, Ltd.                                       221,074         1,519,218
Rinker Group, Ltd.                                     287,254         2,667,135
Westpac Banking Corp.                                   50,353           746,539
                                                                   -------------
                                                                       5,700,641
                                                                   -------------
Brazil - 0.4%
Petroleo Brasileiro, SA (ADR)                           14,000           660,800
                                                                   -------------
France - 12.1%
Air Liquide, SA                                          8,010         1,392,180
BNP Paribas, SA                                         10,800           726,027
CapGemini, SA(a)                                        34,636         1,104,956
Essilor International, SA                                1,342            91,973
Groupe Danone                                           36,921         3,392,142
Renault, SA                                             13,356         1,142,642
Sanofi-Aventis                                          38,097         3,428,278
Total, SA                                               22,111         4,917,057
Vinci, SA                                               24,784         1,855,666
                                                                   -------------
                                                                      18,050,921
                                                                   -------------
Germany - 2.5%
Premiere AG(a)                                          18,522           645,704
SAP AG                                                  19,018         3,134,252
                                                                   -------------
                                                                       3,779,956
                                                                   -------------
Hong Kong - 2.9%
Esprit Holdings, Ltd.                                  534,000         3,814,600
Li & Fung, Ltd.                                        268,000           514,924
                                                                   -------------
                                                                       4,329,524
                                                                   -------------
Ireland - 5.2%
Allied Irish Banks Plc                                 109,701         2,286,973
Anglo Irish Bank Corp. Plc                             183,216         2,169,329
CRH Plc                                                132,376         3,363,245
                                                                   -------------
                                                                       7,819,547
                                                                   -------------
Italy - 2.8%
Eni S.p.A.                                             132,341         3,389,270
Fastweb(a)                                              18,590           811,712
                                                                   -------------
                                                                       4,200,982
                                                                   -------------

Japan - 18.2%
Aeon Credit Service Co., Ltd.                           23,700         1,506,931
Astellas Pharma, Inc.                                   40,200         1,431,376
Canon, Inc.                                             72,700         3,931,269
Daito Trust Construction Co., Ltd.                      37,100         1,393,849
Denso Corp.                                            105,400         2,390,195
Honda Motor Co.                                         38,300         1,885,113
Hoya Corp.                                              38,500         4,286,184
Keyence Corp.                                           13,100         2,862,072
Mitsubishi Corp.                                       220,700         2,912,864
Mitsubishi Tokyo Financial Group, Inc.                     241         1,991,784
Nitto Denko Corp.                                       33,600         1,881,473
Suzuki Motor Corp.                                      40,200           655,229
                                                                   -------------
                                                                      27,128,339
                                                                   -------------
Mexico - 2.3%
America Movil SA de CV                                  39,700         2,250,196
Grupo Televisa, SA (ADR)                                19,100         1,146,000
                                                                   -------------
                                                                       3,396,196
                                                                   -------------
Netherlands - 2.0%
ING Groep NV                                           106,851         2,956,470
                                                                   -------------
Norway - 0.8%
Norsk Hydro ASA                                         14,359         1,163,757
                                                                   -------------
Russia - 0.4%
Mobile TeleSystems (ADR)(a)                             18,900           663,390
                                                                   -------------
South Africa - 0.4%
MTN Group, Ltd.                                         78,044           515,065
                                                                   -------------
Spain - 4.0%
Banco Bilbao Vizcaya Argentaria, SA                    173,465         2,720,017
Gestevision Telecinco, SA                               43,366         1,005,522
Inditex, SA(a)                                          80,582         2,284,140
                                                                   -------------
                                                                       6,009,679
                                                                   -------------
Switzerland - 14.6%
Alcon, Inc.                                             26,800         2,740,836
Compagnie Financiere Richemont AG Cl.A                  92,618         2,819,765
Credit Suisse Group                                     68,587         2,743,758
Nobel Biocare Holding AG                                10,969         2,186,767
Novartis AG                                             75,368         3,679,205
Roche Holding AG                                        30,907         3,893,068
Synthes, Inc.                                            7,787           854,236
UBS AG                                                  37,699         2,911,548
                                                                   -------------
                                                                      21,829,183
                                                                   -------------
Taiwan - 2.1%
AU Optronics Corp. (ADR)(a)                             45,600           786,144
Hon Hai Precision Industry Co., Ltd. (GDR)             154,078         1,594,707
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)      81,254           748,350
                                                                   -------------
                                                                       3,129,201
                                                                   -------------

Thailand - 0.5%
PTT Public Co., Ltd.                                   158,000           766,084
                                                                   -------------
United Kingdom - 21.1%
Capita Group Plc                                       292,436         2,037,917
Carnival PLC                                            44,344         2,427,687
Enterprise Inns Plc                                    110,840         1,564,602
GUS Plc                                                 82,286         1,267,034
Hilton Group Plc                                        57,841           298,550
O2 Plc(a)                                              165,577           383,610
Reckitt Benckiser Plc                                  118,591         3,620,883
Royal Bank of Scotland Group Plc                       146,726         4,305,439
SABMiller Plc                                          162,122         2,489,634
Smith & Nephew Plc                                     224,933         2,221,817
Standard Chartered Plc                                 108,544         1,964,849
Tesco Plc                                              887,433         5,052,286
WPP Group Plc                                          358,743         3,823,615
                                                                   -------------
                                                                      31,457,923
                                                                   -------------
Total Common Stocks
(cost $135,869,879)                                                  143,557,658
                                                                   -------------

                                                     Principal
                                                        Amount
                                                         (000)
SHORT-TERM INVESTMENT-2.2%

Time Deposit - 2.2%
State Street Euro Dollar
2.35%, 6/01/05
(cost $3,193,000)                                      $ 3,193     $   3,193,000

Total Investments - 98.3%
(cost $139,062,879)                                                  146,750,658
Other assets less liabilities - 1.7%                                   2,580,458
                                                                   -------------
Net Assets - 100%                                                  $ 149,331,116
                                                                   =============

(a)   Non-income producing security.

Glossary of Terms:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

SECTOR BREAKDOWN *

     21.6%   Consumer Services
     19.4%   Finance
     14.0%   Health Care
     12.3%   Technology
      9.5%   Consumer Manufacturing
      7.5%   Consumer Staples
      7.4%   Energy
      2.4%   Capital Goods
      2.4%   Multi-Industry Companies
      1.0%   Basic Industry
      0.3%   Utilities
      1.0%

      2.2%   Short-Term

* All data is as of May 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - INTERNATIONAL VALUE PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005  (unaudited)

Company                                                  Shares     U.S. $ Value

COMMON STOCKS-97.7%

Belgium - 2.0%
Delhaize Group                                           51,526    $   3,040,617
                                                                   -------------
Brazil - 1.9%
Petroleo Brasileiro, SA (ADR)                            58,200        2,438,580
Votorantim Celulose e Papel, SA (ADR)                    34,000          407,660
                                                                   -------------
                                                                       2,846,240
                                                                   -------------
Canada - 5.7%
Alcan, Inc.                                              81,800        2,463,384
Bank of Nova Scotia                                      95,000        3,008,485
Manulife Financial Corp.                                 66,100        3,036,956
                                                                   -------------
                                                                       8,508,825
                                                                   -------------
China - 1.0%
China Petrolium & Chemical Corp.                      4,154,000        1,514,924
                                                                   -------------
France - 16.2%
Arcelor                                                 195,060        3,878,617
Assurances Generales de France                           43,800        3,513,174
BNP Paribas, SA                                          10,500          705,860
Credit Agricole, SA                                      83,870        2,174,785
European Aeronautic Defence and Space Co.                88,790        2,624,621
Renault, SA                                              54,700        4,679,734
Sanofi-Synthelabo, SA                                    47,619        4,285,145
Societe Generale                                         24,425        2,399,995
                                                                   -------------
                                                                      24,261,931
                                                                   -------------
Germany - 8.2%
Continental AG                                           53,300        3,769,390
Depfa Bank Plc                                          107,750        1,726,985
HeidelbergCement AG                                      27,391        1,755,070
Man AG(a)                                                42,500        1,875,400
Muenchener Rueckversicherungs-Gesellschaft AG            28,900        3,155,178
                                                                   -------------
                                                                      12,282,023
                                                                   -------------
Hungary - 0.9%
MOL Magyar Olaj-es Gazipari Rt.                          18,400        1,368,205
                                                                   -------------
Israel - 1.1%
Bank Hapoalim, Ltd.                                     320,000        1,123,482
Bank Leumi Le-Israel                                    168,600          477,058
                                                                   -------------
                                                                       1,600,540
                                                                   -------------
Italy - 2.2%
Eni SpA                                                 126,500        3,239,681
                                                                   -------------
Japan - 17.4%
Aiful Corp.                                              38,150        2,799,516
Canon, Inc.                                              72,500        3,920,454
Honda Motor Co., Ltd.                                    80,200        3,947,417
Japan Tobacco, Inc.                                         274        3,577,084
JFE Holdings, Inc.                                      111,100        2,783,796
Nippon Meat Packers, Inc                                  1,000           12,355
Nissan Motor Co., Ltd.                                  137,800        1,350,487
Promise Co., Ltd.                                        40,900        2,540,362
Sumitomo Mitsui Financial Group, Inc.                       626        4,045,142
UFJ Holdings, Inc.(a)                                       221        1,114,675
                                                                   -------------
                                                                      26,091,288
                                                                   -------------

Netherlands - 3.6%
ING Groep NV                                            196,511        5,437,281
                                                                   -------------
Singapore - 2.8%
Flextronics International, Ltd.(a)                       96,400        1,231,992
Singapore Telecommunications, Ltd.                    1,954,940        3,046,586
                                                                   -------------
                                                                       4,278,578
                                                                   -------------
South Korea - 6.5%
Hyundai Motor Co.                                        28,000        1,565,938
Kookmin Bank                                             33,500        1,468,971
POSCO                                                    20,500        3,653,891
Samsung Electronics Co., Ltd.                             3,030        1,461,822
Shinhan Financial Group Co., Ltd.                        60,420        1,541,484
                                                                   -------------
                                                                       9,692,106
                                                                   -------------
Spain - 4.2%
Endesa, SA                                              147,700        3,214,532
Repsol YPF, SA                                          126,600        3,165,900
                                                                   -------------
                                                                       6,380,432
                                                                   -------------
Sweden - 0.9%
Svenska Cellulosa AB Cl.B                                40,700        1,385,598
                                                                   -------------
Switzerland - 2.1%
Credit Suisse Group                                      80,900        3,236,327
                                                                   -------------
Taiwan - 3.1%
Compal Electronics, Inc. (GDR)(b)                       422,609        2,028,523
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)      286,891        2,642,267
                                                                   -------------
                                                                       4,670,790
                                                                   -------------
Thailand - 0.2%
PTT Public Co., Ltd.                                     51,400          249,220
                                                                   -------------
United Kingdom - 17.7%
Aviva Plc                                               292,023        3,267,234
BP Plc                                                  394,400        3,955,714
George Wimpey Plc                                       109,600          848,739
GlaxoSmithKline Plc                                      71,800        1,777,049
HBOS PLC                                                222,560        3,237,241
InterContinental Hotels Group Plc                        41,071          475,767
Royal Bank of Scotland Group Plc                        120,000        3,521,207
Tate & Lyle Plc                                         190,942        1,642,928
Taylor Woodrow Plc                                      279,900        1,611,278
Vodafone Group Plc                                    1,293,800        3,257,183
Whitbread Plc                                            34,200          564,684
Xstrata Plc                                             136,580        2,448,227
                                                                   -------------
                                                                      26,607,251
                                                                   -------------
Total Common Stocks
(cost $136,757,991)                                                  146,691,857
                                                                   -------------

                                                      Principal
                                                         Amount
                                                          (000)     U.S. $ Value
SHORT-TERM INVESTMENT-1.4%

Time Deposit - 1.4%
State Street Euro Dollar
2.35%, 6/01/05
(cost $2,090,000)                                        $2,090       $2,090,000

Total Investments - 99.1%
(cost $138,847,991)                                                  148,781,857
Other assets less liabilities -  0.9%                                  1,327,181
                                                                   -------------
Net Assets -  100%                                                 $ 150,109,038
                                                                   -------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                        Value at
                  Number of   Expiration    Original     May 31,     Unrealized
    Type          Contracts      Month        Value       2005      Appreciation
--------------------------------------------------------------------------------

EURO STOXX 50        67        June 2005   $2,528,644  $2,547,607     $18,963

(a) Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate market value of this security amounted to $2,028,523 or 1.9% of net assets.

Glossary of Terms:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

SECTOR BREAKDOWN *

                     36.0% Finance
                     13.3% Capital Equipment
                     11.4% Industries Commodities
                     10.7% Energy
                      7.6% Technology
                      5.5% Consumer Staples
                      4.2% Telecommunications
                      4.1% Medical
                      2.3% Construction & Housing
                      2.2% Utilities
                      0.7% Consumer Cyclical
                      0.6% Consumer Manufacturing

                      1.4% Short-Term

* All data is as of May 31, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SHORT DURATION BOND PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

                                                                         Principal
                                                                            Amount
                                                                             (000)     U.S. $ Value
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY OBLIGATIONS-70.1%
Federal Home Loan Mortgage Corp.-3.0%
3.75%, 8/03/07                                                               2,435     $  2,425,868

Federal National Mortgage Association-9.6%
3.25%, 6/28/06                                                               2,280        2,267,852
6.00%, 12/01/09 - 6/01/20                                                    2,442        2,532,731
7.00%, 2/01/31 - 12/01/34                                                    2,960        3,132,046
                                                                                       ------------
                                                                                          7,932,629
                                                                                       ------------
Federal Home Loan Bank-1.5%
2.25%, 5/15/06                                                               1,240        1,223,848
                                                                                       ------------
U.S. Treasurey Notes-56.0%
1.125%, 6/30/05                                                              2,595        2,591,857
3.00%, 12/31/06                                                             39,030       38,693,054
3.50%, 8/15/09                                                                 795          788,448
3.75%, 3/31/07                                                               4,065        4,076,114
                                                                                       ------------
                                                                                         46,149,473
                                                                                       ------------
Total U.S. Government & Government Sponsored Agency Obligations
(cost $57,867,501)                                                                       57,731,818
                                                                                       ------------
CORPORATE DEBT OBLIGATIONS-9.6%
Automotive-1.9%
Daimler-Chrysler North America Corp.
4.125%, 3/07/07                                                                460          456,343
Ford Motor Credit Co.
6.50%, 1/25/07                                                               1,125        1,126,826
                                                                                       ------------
                                                                                          1,583,169
                                                                                       ------------
Banking-0.6%
Washington Mutual, Inc.
4.20%, 1/15/10                                                                 490          483,327
                                                                                       ------------
Broadcasting/Media-1.0%
British Sky Broadcasting Group PLC
6.875%, 2/23/09                                                                345          370,282
Time Warner, Inc.
6.125%, 4/15/06                                                                475          483,943
                                                                                       ------------
                                                                                            854,225
                                                                                       ------------
Communications-0.9%
Comcast Cable Communications, Inc.
8.375%, 5/01/07                                                                 30           32,231
SBC Communications, Inc.
4.125%, 9/15/09                                                                460          455,032
Sprint Capital Corp.
6.00%, 1/15/07                                                                 245          251,856
                                                                                       ------------
                                                                                            739,119
                                                                                       ------------

Financial-1.9%
CIT Group, Inc.
7.375%, 4/02/07                                                                400          422,381
International Lease Finance Corp.
5.00%, 4/15/10                                                                 720          729,312
The Goldman Sachs Group, Inc.
4.125%, 1/15/08                                                                445          444,653
                                                                                       ------------
                                                                                          1,596,346
                                                                                       ------------
Food/Beverage-1.0%
Kraft Foods, Inc.
4.125%, 11/12/09                                                               820          810,322
                                                                                       ------------
Health Care-0.8%
WellPoint, Inc.
3.50%, 9/01/07                                                                 295          291,264
3.75%, 12/14/07                                                                360          355,727
                                                                                       ------------
                                                                                            646,991
                                                                                       ------------
Paper/Packaging-0.1%
Weyerhaeuser Co.
6.125%, 3/15/07                                                                 90           91,947
                                                                                       ------------
Public Utilities - Electric & Gas-0.3%
Pacific Gas & Electric Co.
3.60%, 3/01/09                                                                 125          121,774
Valero Energy Corp.
3.50%, 4/01/09                                                                 130          123,912
                                                                                       ------------
                                                                                            245,686
                                                                                       ------------
Public Utilities - Telephone-0.4%
Telecom Italia Capital (Luxembourg)
4.00%, 11/15/08                                                                345          338,965
                                                                                       ------------
Service-0.7%
PHH Corp.
6.00%, 3/01/08                                                                 510          526,205
                                                                                       ------------
Total Corporate Debt Obligations
(cost $7,979,516)                                                                         7,916,302
                                                                                       ------------
ASSET BACKED SECURITIES-3.0%
Ace Securities Corp. Series 2003-OP1 Cl.A2
3.45%, 12/25/33                                                                365          365,648
Capital Auto Receivables Asset Trust Series Series 2005-SN1A Cl.A3A
4.10%, 6/15/08                                                                 295          294,912
Centex Home Equity Series 2003-C Cl.AV
3.39%, 9/25/33                                                                 114          113,793
Equity One ABS, Inc. Series 2004-3 Cl.AF1
3.25%, 7/25/34                                                                 186          185,921

Long Beach Mortgage Loan Trust Series 2003-1 Cl.M2
5.14%, 3/25/33                                                                 700          712,473
3.69%, 7/25/34                                                                 400          402,376
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC1 Cl.A2
3.39%, 10/25/34                                                                171          171,600
Renaissance Home Equity Loan Trust Series 2003-4 Cl.A2
3.29%, 2/25/34                                                                 132          132,404
Residential Asset Mortgage Products, Inc.
3.22%, 1/25/24                                                                  40           39,624
3.24%, 8/25/22                                                                  63           62,539
                                                                                       ------------
Total Asset Backed Securities
(cost $2,480,937)                                                                         2,481,290
                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS-2.5%
Banc of America Funding Corp. Series 2004-B Cl.5A1
5.2383%, 11/20/34                                                              321          324,315
Bear Stearns Alt-A Trust Series 2004-11 Cl.2A3
5.0524%, 11/25/34                                                              262          263,386
Federal National Mortgage Association Series 2003-W6 Cl.1A23
2.90%, 10/25/42                                                                 10            9,802
Master Asset Securitization Trust Series 2004-9 Cl.3A1
5.25%, 7/25/34                                                                 274          275,057
MLCC Mortgage Investors, Inc. Series 2004-A Cl.A1
3.32%, 4/25/29                                                                 647          645,940
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Cl.4A1
5.4276%, 10/25/34                                                              241          244,800
Structured Asset Securities Corp. Series 2002-11A Cl.1A1
4.2482%, 6/25/32                                                                60           60,453
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Cl.A1
4.6161%, 11/25/34                                                              259          259,113
                                                                                       ------------
Total Collateralized Mortgage Obligations
(cost $2,095,374)                                                                         2,082,866
                                                                                       ------------
COMMERCIAL MORTGAGE BACKED SECURITIES-2.0%
Asset Securitization Corp. Series 1996-MD6  Cl.A1C
7.04%, 11/13/29                                                                510          529,443
LB-UBS Commercial Mortgage Trust Series 2004-C7  Cl.A2
3.992%, 10/15/29                                                               315          311,040
Nomura Asset Securities Corp. Series 1996-MD5  Cl.A1B
7.12%, 4/13/39                                                                 750          768,135
                                                                                       ------------
Total Commercial Mortgage Backed Securities
(cost $1,659,054)                                                                         1,608,618
                                                                                       ------------
SHORT-TERM INVESTMENT-11.7%
Time Deposit-6.3%
State Street Euro Dollar
2.35%, 6/01/05                                                               5,186        5,186,000
                                                                                       ------------
U.S. Treasury Bills-5.4%
2.83%, 8/11/05                                                                 350          348,043
2.91%, 8/25/05                                                               4,075        4,047,483
                                                                                       ------------
                                                                                          4,395,526
                                                                                       ------------
Total SHORT-TERM INVESTMENT
(cost $9,581,526)                                                                         9,581,526

Total Investments-98.9%
(cost $81,663,908)                                                                       81,402,420
Other assets less liabilities-1.1%                                                          944,891
                                                                                       ------------
Net Assets-100%                                                                        $ 82,347,311
                                                                                       ------------


Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL-MID CAP GROWTH PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                   Shares    U.S $ Value

COMMON STOCKS-82.6%

Consumer Services-21.8%
Advertising-1.5%
Getty Images, Inc.(a)                                      4,300   $    321,812
                                                                   -------------

Apparel-2.6%
Chico's FAS, Inc.(a)                                       6,600        225,786
Urban Outfitters, Inc.(a)                                  6,300        336,042
                                                                   -------------
                                                                        561,828
                                                                   -------------

Broadcasting & Cable-2.2%
Radio One, Inc. Cl.D(a)                                   11,400        143,640
XM Satellite Radio Holdings, Inc. Cl.A(a)                 10,300        330,733
                                                                   -------------
                                                                        474,373
                                                                   -------------

Entertainment & Leisure-1.3%
Activision, Inc.(a)                                       18,000        283,680
                                                                   -------------

Gaming-1.9%
Station Casinos, Inc.                                      6,400        416,640
                                                                   -------------

Retail - General Merchandise-1.7%
Dick's Sporting Goods, Inc.(a)                             9,800        354,466
                                                                   -------------

Miscellaneous-10.6%
CDW Corp.                                                  3,100        180,358
Dycom Industries, Inc.(a)                                  9,900        194,436
Education Management Corp.(a)                              5,000        162,250
Hughes Supply, Inc.                                        8,300        215,800
Iron Mountain, Inc.(a)                                    11,100        318,570
Laureate Education, Inc.(a)                                7,400        345,580
Robert Half International, Inc.                           13,700        341,678
Tempur-Pedic International, Inc.(a)                        8,800        205,304
The Corporate Executive Board Co.                          4,800        334,944
                                                                   -------------
                                                                      2,298,920
                                                                   -------------
                                                                      4,711,719
                                                                   -------------

Technology-20.9%
Communications Equipment-1.8%
Nextel Partners, Inc. Cl.A(a)                             16,000        380,000
                                                                   -------------

Computer Services-4.1%
Alliance Data Systems Corp.(a)                             5,900        222,548
Cognizant Technology Solutions Corp. Cl.A(a)               4,800        230,400
Global Payments, Inc.                                      6,200        429,660
                                                                   -------------
                                                                        882,608
                                                                   -------------

Contract Manufacturing-0.7%
Semtech Corp.(a)                                           7,900        144,096
                                                                   -------------

Semi-Conductor Capital Equipment-0.7%
MEMC Electronic Materials, Inc.(a)                        11,900        163,030
                                                                   -------------

Semi-Conductor Components-4.0%
International Rectifier Corp.(a)                           8,100        387,018
Intersil Corp. Cl.A                                       15,300        287,028
Lam Research Corp.(a)                                      6,600        202,488
                                                                   -------------
                                                                        876,534
                                                                   -------------

Software-7.4%
CACI International, Inc. Cl.A(a)                           5,900        380,314
Cognos, Inc. (Canada)(a)                                   3,800        143,488
Comverse Technology, Inc.(a)                              16,400        385,892
Macromedia, Inc.(a)                                        8,700        384,714
Quest Software, Inc.(a)                                   23,900        316,078
                                                                   -------------
                                                                      1,610,486
                                                                   -------------

Miscellaneous-2.2%
Amphenol Corp. Cl.A                                        5,000        211,950
Wind River Systems, Inc.(a)                               16,100        263,879
                                                                   -------------
                                                                        475,829
                                                                   -------------
                                                                      4,532,583
                                                                   -------------

Health Care-13.3%
Biotechnology-5.3%
Affymetrix, Inc.(a)                                        4,300        230,007
Charles River Laboratories International, Inc.(a)          6,400        307,776
MGI Pharma, Inc.(a)                                       10,600        245,920
Pharmion Corp.(a)                                          3,700         75,221
Protein Design Labs, Inc.(a)                              15,000        286,500
                                                                   -------------
                                                                      1,145,424
                                                                   -------------

Drugs-1.0%
Sepracor, Inc.(a)                                          3,600        218,736
                                                                   -------------

Medical Products-3.6%
Angiotech Pharmaceuticals, Inc. (Canada)(a)                7,700         98,560
Immucor, Inc.(a)                                           2,700         90,450
Respironics, Inc.(a)                                       3,400        227,256
The Cooper Cos., Inc.                                      4,000        264,200
Ventana Medical Systems, Inc.(a)                           2,400        101,400
                                                                   -------------
                                                                        781,866
                                                                   -------------

Medical Services-3.4%
Covance, Inc.(a)                                           6,800        296,888
Stericycle, Inc.(a)                                        5,600        277,872
United Surgical Partners International, Inc.(a)            3,100        149,234
                                                                   -------------
                                                                        723,994
                                                                   -------------
                                                                      2,870,020
                                                                   -------------

Finance-7.2%
Brokerage & Money Management-4.3%
Affiliated Managers Group, Inc.(a)                         3,900        260,130
Blackrock, Inc. Cl.A                                       4,200        327,684
Lazard Ltd. Cl.A (Bermuda)(a)                             10,700        231,655
OptionsXpress Holdings, Inc.(a)                            9,100        122,850
                                                                   -------------
                                                                        942,319
                                                                   -------------

Real Estate Investment Trust-0.9%
CB Richard Ellis Group, Inc. Cl.A(a)                       5,000        192,300
                                                                   -------------

Miscellaneous-2.0%
Advance America Cash Advance                               3,600         43,956
CapitalSource, Inc.(a)                                    10,600        202,248
Cathay General Bancorp                                     5,500        187,000
                                                                   -------------
                                                                        433,204
                                                                   -------------
                                                                      1,567,823
                                                                   -------------

Energy-7.2%
Domestic Producers-1.3%
Newfield Exploration Co.(a)                                7,200        276,840
                                                                   -------------

Oil Service-4.6%
Bill Barrett Corp.(a)                                      6,700        204,015
Cooper Cameron Corp.(a)                                    3,800        224,618
Diamond Offshore Drilling, Inc.                            5,900        278,775
National-Oilwell Varco, Inc.(a)                            6,300        283,500
                                                                   -------------
                                                                        990,908
                                                                   -------------

Pipelines-1.3%
Grant Prideco, Inc.(a)                                    12,200        293,044
                                                                   -------------
                                                                      1,560,792
                                                                   -------------

Basic Industry-4.7%
Chemicals-1.6%
Crompton Corp.                                             8,300        127,405
Georgia Gulf Corp.                                         7,100        225,638
                                                                   -------------
                                                                        353,043
                                                                   -------------

Mining & Metals-1.9%
Allegheny Technologies, Inc.                              11,800        250,868
Joy Global, Inc.                                           4,400        165,176
                                                                   -------------
                                                                        416,044
                                                                   -------------

Paper & Forest Products-1.2%
Chesapeake Energy Corp.                                   12,600        257,922
                                                                   -------------
                                                                      1,027,009
                                                                   -------------

Transportation-3.5%
Air Freight-2.4%
C.H. Robinson Worldwide, Inc.                              4,600        262,982
Expeditors International of Washington, Inc.               5,000        254,900
                                                                   -------------
                                                                        517,882
                                                                   -------------

Miscellaneous-1.1%
BorgWarner, Inc.                                           4,300        229,878
                                                                   -------------
                                                                        747,760
                                                                   -------------

Aerospace & Defense-1.4%
Aerospace-1.4%
Precision Castparts Corp.                                  3,800        295,374
                                                                   -------------

Capital Goods-1.3%
Miscellaneous-1.3%
IDEX Corp.                                                 7,500        288,075
                                                                   -------------

Utilities-1.3%
Electric & Gas Utility-1.3%
Navigant Consulting, Inc.(a)                              12,100        277,574
                                                                   -------------

Total Common Stocks
(cost $17,771,350)                                                   17,878,729
                                                                   -------------

                                                       Principal
                                                          Amount
                                                           (000)
SHORT-TERM INVESTMENT-42.2%
Time Deposit-42.2%
State Street Euro Dollar
2.35%, 6/01/05
(cost $9,125,000)                                        $ 9,125   $  9,125,000
                                                                   -------------

Total Investments-124.8%
(cost $26,896,350)                                                   27,003,729
Other assets less liabilities-(24.8%)                                (5,361,661)
                                                                   -------------
Net Assets-100%                                                    $ 21,642,068
                                                                   =============

(a)   Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - SMALL-MID CAP VALUE PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005  (unaudited)

Company                                              Shares         U.S. $ Value

COMMON STOCKS-83.4%
Financial-25.3%
Major Regional Banks-8.0%
Central Pacific Financial Corp.                       9,600       $     340,800
Hibernia Corp. Cl.A                                  10,700             344,005
Popular, Inc. (Puerto Rico)                          14,600             343,830
UnionBanCal Corp.                                     5,500             345,235
Whitney Holding Corp.                                10,750             340,883
                                                                  -------------
                                                                      1,714,753
                                                                  -------------
Miscellaneous Finance-1.6%
A.G. Edwards, Inc.                                    8,300             342,873
                                                                  -------------
Multi-Line Insurance-3.2%
PacifiCare Health Systems, Inc.(a)                    5,400             339,282
StanCorp Financial Group, Inc.                        4,600             344,310
                                                                  -------------
                                                                        683,592
                                                                  -------------
Property - Casualty Insurance-4.7%
Old Republic International Corp.                     13,600             338,096
Platinum Underwriters Holdings, Ltd. (Bermuda)       11,400             346,560
Radian Group, Inc.                                    7,400             339,512
                                                                  -------------
                                                                      1,024,168
                                                                  -------------
Savings and Loan-7.8%
Astoria Financial Corp.                              12,300             338,742
Commercial Federal Corp.                             13,600             340,136
MAF Bancorp, Inc.                                     7,900             336,224
Sovereign Bancorp, Inc.                              15,000             334,800
Washington Federal, Inc.                             14,900             340,018
                                                                  -------------
                                                                      1,689,920
                                                                  -------------
                                                                      5,455,306
                                                                  -------------
Consumer Cyclicals-15.8%
Autos & Auto Parts-4.7%
American Axle & Manufacturing Holdings, Inc.         16,100             333,270
BorgWarner, Inc.                                      6,400             342,144
Dana Corp.                                           25,700             348,235
                                                                  -------------
                                                                      1,023,649
                                                                  -------------
Retailers-7.9%
AutoNation, Inc.(a)                                  17,300             346,000
BJ's Wholesale Club, Inc.(a)                         11,300             340,695
Borders Group, Inc.                                  13,200             333,828
Federated Department Stores, Inc.                     5,100             343,995
Office Depot, Inc.(a)                                17,200             339,184
                                                                  -------------
                                                                      1,703,702
                                                                  -------------
Textiles/Shoes - Apparel Mfg.-3.2%
Jones Apparel Group, Inc.                            10,600             338,246
Liz Claiborne, Inc.                                   9,100             341,705
                                                                  -------------
                                                                        679,951
                                                                  -------------
                                                                      3,407,302
                                                                  -------------

Industrial Commodities-9.5%
Aluminum-1.6%
Mueller Industries, Inc.                             12,600             340,200
                                                                  -------------
Chemicals-1.5%
Cytec Industries, Inc.                                8,100             337,446
                                                                  -------------
Miscellaneous Metals-3.2%
Reliance Steel & Aluminum Co.                         8,700             334,863
Silgan Holdings, Inc.                                 6,100             347,700
                                                                  -------------
                                                                        682,563
                                                                  -------------
Steel-1.6%
United States Steel Corp.                             8,600             342,022
                                                                  -------------
Miscellaneous Industrial Commodities-1.6%
United Stationers, Inc.(a)                            6,900             338,307
                                                                  -------------
                                                                      2,040,538
                                                                  -------------
Consumer Growth-6.8%
Hospital Management-1.6%
Universal Health Services, Inc. Cl.B                  5,800             338,894
                                                                  -------------
Hospital Supplies-1.6%
Owens & Minor, Inc.                                  11,000             341,000
                                                                  -------------
Other Medical-0.4%
PerkinElmer, Inc.                                     4,700              89,911
                                                                  -------------
Photography-1.6%
IKON Office Solutions, Inc.                          35,500             343,995
                                                                  -------------
Miscellaneous Consumer Growth-1.6%
URS Corp.(a)                                         10,100             341,683
                                                                  -------------
                                                                      1,455,483
                                                                  -------------
Capital Equipment-5.8%
Aerospace - Defense-1.6%
Goodrich Corp.                                        8,200             343,252
                                                                  -------------
Electrical Equipment-1.0%
Cooper Industries, Ltd. Cl.A (Bermuda)                3,100             213,714
                                                                  -------------
Machinery-3.2%
Moog, Inc. Cl.A(a)                                   11,100             336,885
Terex Corp.(a)                                        9,000             355,680
                                                                  -------------
                                                                        692,565
                                                                  -------------
                                                                      1,249,531
                                                                  -------------
Technology-5.3%
Communication - Equip. Mfrs.-1.6%
Andrew Corp.(a)                                      25,700             340,782
                                                                  -------------
Computer/Instrumentation-0.5%
Sanmina-SCI Corp.(a)                                 22,200             113,886
                                                                  -------------

Miscellaneous Industrial Technology-1.6%
Tech Data Corp.(a)                                    9,500             341,050
                                                                  -------------
Semiconductors-1.6%
Vishay Intertechnology, Inc.(a)                      26,200             337,980
                                                                  -------------
                                                                      1,133,698
                                                                  -------------
Consumer Staples-4.7%
Foods-3.1%
Del Monte Foods Co.(a)                               32,900             343,476
Universal Corp.                                       7,500             333,000
                                                                  -------------
                                                                        676,476
                                                                  -------------
Restaurants-1.6%
Jack In The Box, Inc.(a)                              8,200             340,136
                                                                  -------------
                                                                      1,016,612
                                                                  -------------
Energy-3.2%
Offshore Drilling-1.6%
Rowan Cos., Inc.(a)                                  12,500             343,750
                                                                  -------------
Oils - Integrated International-1.6%
Pogo Producing Co.                                    7,000             346,080
                                                                  -------------
                                                                        689,830
                                                                  -------------
Utilities-3.2%
Electric Companies-3.2%
Northeast Utilities                                  17,100             338,751
Puget Energy, Inc.                                   15,100             343,525
                                                                  -------------
                                                                        682,276
                                                                  -------------
Services-2.2%
Miscellaneous Industrial Transportation-0.6%
GATX Corp.                                            4,125             137,651
                                                                  -------------
Railroads-1.6%
Laidlaw International, Inc.(a)                       15,200             338,048
                                                                  -------------
                                                                        475,699
                                                                  -------------
Non-Financial-1.6%
Building Material - Heat/Plumbing/Air-1.6%
Hughes Supply, Inc.                                  13,400             348,400
                                                                  -------------
Total Common Stocks
(cost $17,960,260)                                                   17,954,675
                                                                  -------------

                                                  Principal
                                                     Amount
                                                      (000)
SHORT-TERM INVESTMENT-29.8%
Time Deposit-29.8%
State Street Euro Dollar
2.35%, 6/01/05
(cost $6,407,000)                                    $6,407       $   6,407,000

Total Investments-113.2%
(cost $24,367,260)                                                   24,361,675
Other assets less liabilities-(13.2%)                                (2,833,180)
                                                                  -------------
Net Assets-100%                                                   $  21,528,495
                                                                  =============

(a)   Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. LARGE CAP GROWTH PORTFOLIO PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)

Company                                                  Shares     U.S. $ Value

COMMON STOCKS-99.8%
Technology-34.4%
Communication Equipment-9.6%
Corning, Inc.(a)                                        773,400    $  12,126,912
Juniper Networks, Inc.(a)                               543,400       13,932,776
QUALCOMM, Inc.                                          459,200       17,109,792
                                                                   -------------
                                                                      43,169,480
                                                                   -------------

Computer Hardware/Storage-7.3%
Apple Computer, Inc.(a)                                 348,700       13,846,877
Dell, Inc.(a)                                           473,200       18,875,948
                                                                   -------------
                                                                      32,722,825
                                                                   -------------

Computer Peripherals-1.0%
Network Appliance, Inc.(a)                              168,200        4,837,432
                                                                   -------------

Internet Media-10.0%
Google, Inc. Cl. A(a)                                    79,100       22,021,440
Yahoo!, Inc.(a)                                         612,900       22,799,880
                                                                   -------------
                                                                      44,821,320
                                                                   -------------

Semi-Conductor Components-4.8%
Broadcom Corp. Cl. A(a)                                 258,650        9,179,489
Marvell Technology Group, Ltd. (Bermuda)(a)             303,000       12,410,880
                                                                   -------------
                                                                      21,590,369
                                                                   -------------

Software-1.7%
Microsoft Corp.                                         295,750        7,630,350
                                                                   -------------
                                                                     154,771,776
                                                                   -------------

Health Care-21.7%
Biotechnology-5.8%
Amgen, Inc.(a)                                          142,080        8,891,366
Genentech, Inc.(a)                                      161,950       12,834,538
Gilead Sciences, Inc.(a)                                110,600        4,512,480
                                                                   -------------
                                                                      26,238,384
                                                                   -------------

Drugs-4.0%
Eli Lilly & Co.                                         129,300        7,538,190
Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)     314,700       10,501,539
                                                                   -------------
                                                                      18,039,729
                                                                   -------------

Medical Products-7.5%
Alcon, Inc. (Switzerland)                               121,100       12,384,897
St. Jude Medical, Inc.(a)                               319,150       12,804,298
Zimmer Holdings, Inc.(a)                                110,450        8,458,261
                                                                   -------------
                                                                      33,647,456
                                                                   -------------

Medical Services-4.4%
UnitedHealth Group, Inc.                                270,700       13,150,606
WellPoint, Inc.(a)                                       48,150        6,403,950
                                                                   -------------
                                                                      19,554,556
                                                                   -------------
                                                                      97,480,125
                                                                   -------------

Consumer Services-17.5%
Broadcasting & Cable-2.4%
The E.W. Scripps Co. Cl.A                               159,850        8,168,335
Time Warner, Inc.(a)                                    137,350        2,389,890
                                                                   -------------
                                                                      10,558,225
                                                                   -------------

Entertainment & Leisure-1.4%
Carnival Corp. (Panama)                                 122,550        6,482,895
                                                                   -------------

Restaurants & Lodging-1.7%
Starbucks Corp.(a)                                      136,200        7,456,950
                                                                   -------------

Retail - General Merchandise-9.1%
eBay, Inc.(a)                                           472,000       17,940,720
Lowe's Cos., Inc.                                       196,850       11,261,789
Target Corp.                                            216,805       11,642,428
                                                                   -------------
                                                                      40,844,937
                                                                   -------------

Miscellaneous-2.9%
Electronic Arts, Inc.(a)                                250,240       13,147,610
                                                                   -------------
                                                                      78,490,617
                                                                   -------------

Finance-11.5%
Brokerage & Money Management-4.5%
Franklin Resources, Inc.                                102,150        7,369,101
Merrill Lynch & Co., Inc.                                74,000        4,015,240
The Charles Schwab Corp.                                238,500        2,704,590
The Goldman Sachs Group, Inc.                            63,650        6,205,875
                                                                   -------------
                                                                      20,294,806
                                                                   -------------

Insurance-4.2%
AFLAC, Inc.                                              68,700        2,854,485
American International Group, Inc.                      228,610       12,699,286
Progressive Corp.                                        32,375        3,110,266
                                                                   -------------
                                                                      18,664,037
                                                                   -------------

Miscellaneous-2.8%
Citigroup, Inc.                                         135,345        6,376,103
MBNA Corp.                                              299,485        6,316,138
                                                                   -------------
                                                                      12,692,241
                                                                   -------------
                                                                      51,651,084
                                                                   -------------

Consumer Staples-6.0%
Cosmetics-2.3%
Avon Products, Inc.                                     253,100       10,058,194
                                                                   -------------

Household Products-2.6%
Colgate-Palmolive Co.                                    28,300        1,414,151
The Procter & Gamble Co.                                187,900       10,362,685
                                                                   -------------
                                                                      11,776,836
                                                                   -------------

Retail - Food & Drug-1.1%
Whole Foods Market, Inc.                                 41,705        4,962,061
                                                                   -------------
                                                                      26,797,091
                                                                   -------------

Capital Goods-3.9%
Miscellaneous-3.9%
General Electric Co.                                    478,755       17,464,982
                                                                   -------------

Energy-3.7%
Oil Service-3.7%
Halliburton Co.                                         228,300        9,757,542
Nabors Industries, Ltd. (Bermuda)(a)                    123,400        6,800,574
                                                                   -------------
                                                                      16,558,116
                                                                   -------------

Consumer Manufacturing-1.1%
Building & Related-1.1%
Pulte Homes, Inc.                                        67,300        5,145,085
                                                                   -------------

Total Investments-99.8%
(cost $409,630,967)                                                  448,358,876
Other assets less liabilities-0.2%                                       829,148
                                                                   -------------
Net Assets-100%                                                    $ 449,188,024
                                                                   =============

(a)   Non-income producing security.

Glossary:

ADR - American Depositary Receipt

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the advisor.

ALLIANCEBERNSTEIN POOLING PORTFOLIOS - U.S. VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
May 31, 2005  (unaudited)

Company                                                Shares       U.S $ Value

COMMON STOCKS-98.6%
Financial-31.6%
Banks - NYC-6.8%
Citigroup, Inc.                                       418,400     $  19,710,824
J.P. Morgan Chase & Co.                               268,000         9,581,000
                                                                  --------------
                                                                     29,291,824
                                                                  --------------

Life Insurance-1.7%
Genworth Financial, Inc. Cl.A                          86,200         2,498,938
MetLife, Inc.                                          71,350         3,182,210
Torchmark Corp.                                        35,400         1,867,350
                                                                  --------------
                                                                      7,548,498
                                                                  --------------

Major Regional Banks-10.8%
Bank of America Corp.                                 319,694        14,808,226
Comerica, Inc.                                         49,700         2,777,236
Huntington Bancshares, Inc.                           105,200         2,453,264
KeyCorp                                                28,500           933,660
Mellon Financial Corp.                                 97,100         2,695,496
National City Corp.                                   100,800         3,483,648
PNC Financial Services Group, Inc.                     19,800         1,082,070
SunTrust Banks, Inc.                                   55,200         4,063,272
U.S. Bancorp                                           91,700         2,689,561
Wachovia Corp.                                        152,450         7,736,838
Wells Fargo & Co.                                      66,000         3,987,060
                                                                  --------------
                                                                     46,710,331
                                                                  --------------

Multi-Line Insurance-1.2%
American International Group, Inc.                     30,400         1,688,720
The Hartford Financial Services Group, Inc.            45,200         3,380,508
                                                                  --------------
                                                                      5,069,228
                                                                  --------------

Property / Casualty Insurance-3.9%
ACE Ltd. (Cayman Islands)                              24,800         1,071,856
Old Republic International Corp.                       17,300           430,078
PartnerRe Ltd. (Bermuda)                               19,500         1,288,365
RenaissanceRe Holdings (Bermuda)                       19,300           909,030
The Allstate Corp.                                     28,350         1,649,970
The Chubb Corp.                                        39,100         3,293,393
The St. Paul Travelers Cos., Inc.                     118,186         4,476,885
XL Capital Ltd. Cl.A (Bermuda)                         46,635         3,510,683
                                                                  --------------
                                                                     16,630,260
                                                                  --------------

Savings & Loan-3.9%
Fannie Mae                                            114,650         6,791,866
Freddie Mac                                            83,500         5,430,840
Washington Mutual, Inc.                               111,300         4,596,690
                                                                  --------------
                                                                     16,819,396
                                                                  --------------

Miscellaneous-3.3%
Lehman Brothers Holdings, Inc.                         44,000         4,056,800
Merrill Lynch & Co., Inc.                              84,000         4,557,840
Morgan Stanley                                         57,200         2,800,512
The Goldman Sachs Group, Inc.                          19,650         1,915,875
Waddell & Reed Financial Inc. Cl.A                     52,300         1,002,591
                                                                  --------------
                                                                     14,333,618
                                                                  --------------
                                                                    136,403,155
                                                                  --------------

Energy-13.1%
Offshore Drilling-1.9%
Diamond Offshore Drilling, Inc.                         6,100           288,225
ENSCO International, Inc.                              73,100         2,434,230
GlobalSantaFe Corp. (Cayman Islands)                   47,900         1,755,056
Noble Corp. (Cayman Islands)                           33,500         1,896,770
Rowan Cos., Inc.                                       67,700         1,861,750
                                                                  --------------
                                                                      8,236,031
                                                                  --------------

Oils - Integrated Domestic-3.4%
Conocophillips                                         76,250         8,222,800
Occidental Petroleum Corp.                             58,700         4,291,557
Total SA (ADR) (France)                                19,700         2,190,443
                                                                  --------------
                                                                     14,704,800
                                                                  --------------

Oils - Integrated International-7.8%
BP Plc (ADR) (Britain)                                 43,000         2,588,600
Chevron Corp.                                         198,200        10,659,196
Exxon Mobil Corp.                                     361,400        20,310,680
                                                                  --------------
                                                                     33,558,476
                                                                  --------------
                                                                     56,499,307
                                                                  --------------

Capital Equipment-9.4%
Aerospace & Defense-1.2%
Goodrich Corp.                                         60,600         2,536,716
The Boeing Co.                                         42,000         2,683,800
                                                                  --------------
                                                                      5,220,516
                                                                  --------------

Auto Trucks - Parts-0.9%
Eaton Corp.                                            60,600         3,626,910
                                                                  --------------

Electrical Equipment-6.2%
Cooper Industries, Ltd. Cl.A (Bermuda)                 31,400         2,164,716
General Electric Co.                                  592,825        21,626,256
Hubbell, Inc. Cl.B                                     68,100         3,094,464
                                                                  --------------
                                                                     26,885,436
                                                                  --------------

Miscellaneous Capital Goods-1.1%
Ingersoll-Rand Co., Ltd. Cl.A (Bermuda)                21,700         1,679,797
SPX Corp.                                               7,825           347,508
Textron, Inc.                                          35,700         2,759,253
                                                                  --------------
                                                                      4,786,558
                                                                  --------------
                                                                     40,519,420
                                                                  --------------

Consumer Staples-8.2%
Beverages - Soft, Lite & Hard-0.5%
PepsiCo, Inc.                                          43,900         2,471,570
                                                                  --------------

Foods-1.0%
Del Monte Foods Co.(a)                                 85,900           896,796
General Mills, Inc.                                    63,500         3,143,250
Kellogg Co.                                             9,500           432,155
                                                                  --------------
                                                                      4,472,201
                                                                  --------------

Restaurants-1.1%
McDonald's Corp.                                      150,500         4,656,470
                                                                  --------------

Retail - Food-1.9%
Kroger Co.(a)                                         176,700         2,963,259
Safeway, Inc.                                         124,500         2,740,245
SUPERVALU, Inc.                                        72,450         2,373,462
                                                                  --------------
                                                                      8,076,966
                                                                  --------------

Soaps-0.7%
The Procter & Gamble Co.                               53,700         2,961,555
                                                                  --------------

Tobacco-3.0%
Altria Group, Inc.                                    152,050        10,208,637
UST, Inc.                                              60,000         2,673,600
                                                                     12,882,237
                                                                  --------------
                                                                     35,520,999
                                                                  --------------

Technology-7.7%
Communication - Equip. Mfrs.-0.7%
ADC Telecommunications, Inc.(a)                        50,499           917,062
Tellabs, Inc.(a)                                      278,300         2,287,626
                                                                  --------------
                                                                      3,204,688
                                                                  --------------

Computer/Instrumentation-1.7%
Celestica, Inc. (Canada)(a)                            54,000           688,500
Flextronics International, Ltd. (Singapore)(a)        169,300         2,163,654
Sanmina-SCI Corp.(a)                                  344,100         1,765,233
Solectron Corp.(a)                                    684,900         2,499,885
                                                                  --------------
                                                                      7,117,272
                                                                  --------------

Computers-2.1%
Hewlett-Packard Co.                                   296,200         6,667,462
International Business Machines Corp.                  30,800         2,326,940
                                                                  --------------
                                                                      8,994,402
                                                                  --------------

Computer Services/Software-2.4%
Electronic Data Systems Corp.                         128,700         2,535,390
Microsoft Corp.                                       294,200         7,590,360
                                                                  --------------
                                                                     10,125,750
                                                                  --------------

Miscellaneous Industrial Technology-0.6%
Arrow Electronics, Inc.(a)                             36,200         1,011,790
Avnet, Inc.(a)                                         12,700           265,684
Ingram Micro, Inc. Cl.A(a)                             45,900           725,679
Tech Data Corp.(a)                                     21,175           760,182
                                                                  --------------
                                                                      2,763,335
                                                                  --------------

Semiconductors-0.2%
Agere Systems, Inc. Cl.A(a)                            56,230           764,728
                                                                  --------------
                                                                     32,970,175
                                                                  --------------

Utilities-7.6%
Electric Companies-3.5%
American Electric Power Co., Inc.                      68,250         2,435,843
Constellation Energy Group                             12,850           686,833
Entergy Corp.                                          63,750         4,579,162
FirstEnergy Corp.                                      71,500         3,167,450
Sempra Energy                                          33,100         1,313,077
Wisconsin Energy Corp.                                 81,525         2,959,357
                                                                  --------------
                                                                     15,141,722
                                                                  --------------

Telephone-4.1%
BellSouth Corp.                                        46,600         1,247,016
SBC Communications, Inc.                              138,800         3,245,144
Sprint Corp.                                          171,700         4,067,573
Verizon Communications, Inc.                          253,100         8,954,678
                                                                  --------------
                                                                     17,514,411
                                                                  --------------
                                                                     32,656,133
                                                                  --------------

Consumer Growth-7.4%
Advertising-0.5%
The Interpublic Group of Cos., Inc.(a)                181,400         2,238,476
                                                                  --------------

Drugs-2.0%
Bristol-Myers Squibb Co.                              162,500         4,121,000
Eli Lilly & Co.                                        43,110         2,513,313
Merck & Co., Inc.                                      59,100         1,917,204
                                                                  --------------
                                                                      8,551,517
                                                                  --------------

Entertainment-1.8%
Time Warner Inc.(a)                                   409,000         7,116,600
Viacom, Inc. Cl.B                                      16,300           558,927
                                                                  --------------
                                                                      7,675,527
                                                                  --------------

Hospital Management-1.0%
HCA, Inc.                                              77,000         4,158,000
                                                                  --------------

Hospital Supplies-0.6%
Medco Health Solutions, Inc.(a)                        52,200         2,610,000
                                                                  --------------

Radio - TV Broadcasting-1.5%
Comcast Corp. Cl.A(a)                                 204,950         6,484,618
                                                                  --------------
                                                                     31,718,138
                                                                  --------------

Consumer Cyclicals-5.4%
Apparel Manufacturing-1.0%
Jones Apparel Group, Inc.                              75,800         2,418,778
V. F. Corp.                                            33,875         1,911,566
                                                                  --------------
                                                                      4,330,344
                                                                  --------------

Autos & Auto Parts-2.1%
Autoliv, Inc.                                          51,200         2,376,192
BorgWarner, Inc.                                       58,900         3,148,794
Lear Corp.                                             39,475         1,488,208
Magna International, Inc. Cl.A (Canada)                32,400         2,203,524
                                                                  --------------
                                                                      9,216,718
                                                                  --------------

Retailers-2.0%
Limited Brands, Inc.                                  126,200         2,595,934
Office Depot, Inc.(a)                                 180,700         3,563,404
Target Corp.                                           41,400         2,223,180
                                                                  --------------
                                                                      8,382,518
                                                                  --------------

Tires & Rubber Goods-0.2%
Cooper Tire & Rubber Co.                               40,000           761,600
                                                                  --------------

Toys-0.1%
Mattel, Inc.                                           23,000           418,140
                                                                  --------------
                                                                     23,109,320
                                                                  --------------

Industrial Commodities-4.6%
Aluminum-0.2%
Alcoa, Inc.                                            41,600         1,127,360
                                                                  --------------

Chemicals-0.9%
Hercules, Inc.(a)                                      70,600           978,516
PPG Industries, Inc.                                   44,400         2,903,316
                                                                  --------------
                                                                      3,881,832
                                                                  --------------

Paper-2.9%
Georgia-Pacific Corp.                                  38,200         1,265,948
International Paper Co.                                98,950         3,187,180
Kimberly-Clark Corp.                                   51,800         3,332,294
MeadWestvaco Corp.                                     99,300         2,847,924
Smurfit-Stone Container Corp.(a)                      179,800         1,954,426
                                                                  --------------
                                                                     12,587,772
                                                                  --------------

Steel-0.6%
United States Steel Corp.                              61,300         2,437,901
                                                                  --------------
                                                                     20,034,865
                                                                  --------------

Services-3.0%
Railroads-3.0%
Burlington Northern Santa Fe Corp.                     57,075         2,820,647
CSX Corp.                                             165,925         6,899,161
Norfolk Southern Corp.                                 94,200         3,006,864
                                                                  --------------
                                                                     12,726,672
                                                                  --------------

Non-Financial-0.6%
Building Materials - Cement-0.2%
Martin Marietta Materials, Inc.                        12,600           769,230
                                                                  --------------

Building Material - Heat/Plumbing/Air-0.4%
Masco Corp.                                            62,500         2,001,250
                                                                  --------------
                                                                      2,770,480
                                                                  --------------

Total Common Stocks
(cost $397,395,193)                                                 424,928,664
                                                                  --------------

                                                    Principal
                                                       Amount
                                                        (000)
SHORT-TERM INVESTMENT-2.6%
Time Deposit-2.6%
State Street Euro Dollar
2.35%, 6/01/05
(cost $11,260,000)                                   $ 11,260        11,260,000

Total Investments-101.2%
(cost $408,655,193)                                                 436,188,664
Other assets less liabilities-(1.2%)                                 (5,015,588)
                                                                  --------------
Net Assets-100%                                                   $ 431,173,076
                                                                  ==============

(a)   Non-income producing security.

Glossary:

ADR - American Depositary Receipt

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the advisor.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: July 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: July 27, 2005